BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
LONG POSITIONS—94.2%
COMMON STOCKS—76.4%
Brazil—4.5%
Ambev SA - ADRƗ	107,611	$248,581
Cia Brasileira de Distribuicao	22,000	255,567
Localiza Rent a Car SA	60,400	430,111
Locaweb Servicos de Internet SA*	126,175	608,613
Pagseguro Digital Ltd., Class A*Ɨ	6,071	192,633
Petroleo Brasileiro SA - SP ADR*Ɨ	58,375	445,401
Vivara Participacoes SA	87,100	312,570
		2,493,476
Canada—1.8%
Barrick Gold Corp.	12,619	302,856
Kinross Gold Corp.*Ɨ	83,540	547,187
Yamana Gold, Inc.Ɨ	25,748	138,009
		988,052
Chile—0.2%
Geopark Ltd.*Ɨ	10,610	89,871
Sociedad Quimica y Minera de Chile SA - SP ADRƗ	597	14,549
		104,420
China—20.6%
21Vianet Group, Inc. - ADR*Ɨ	11,357	165,812
Alibaba Group Holding Ltd. - SP ADR*Ɨ	18,272	3,789,430
China Construction Bank Corp., Class H	1,003,000	791,059
China Meidong Auto Holdings Ltd.	110,000	255,041
China Overseas Land & Investment Ltd.	34,500	105,804
China Vanke Co., Ltd., Class H	30,700	100,220
CIFI Holdings Group Co., Ltd.	154,000	111,875
ENN Energy Holdings Ltd.	22,400	262,976
Industrial & Commercial Bank of China Ltd., Class H	600,000	388,631
Lomon Billions Group Co., Ltd., Class A	96,380	211,410
Longfor Group Holdings Ltd.	27,000	123,475
Momo, Inc. - SP ADRƗ	5,143	99,774
Muyuan Foodstuff Co., Ltd., Class A	45,900	774,893
NetEase, Inc. - ADRƗ	2,160	827,064
Ping An Insurance Group Co. of China Ltd., Class H	105,466	1,043,705
Tencent Holdings Ltd.	16,400	888,156
Trip.com Group Ltd. - ADRƗ	10,388	276,009
Vipshop Holdings Ltd. - ADR*Ɨ	14,246	247,026
Wuliangye Yibin Co., Ltd., Class A	35,500	738,873
Zhongsheng Group Holdings Ltd.	59,500	307,843
		11,509,076
Colombia—0.2%
Ecopetrol SA	188,950	100,807
France—0.5%
TOTAL SA	7,139	270,717
Greece—0.3%
JUMBO SA	10,104	183,851
Hong Kong—2.0%
AIA Group Ltd.	21,520	176,589
China Mobile Ltd. - SP ADRƗ	3,996	140,499
Melco Resorts & Entertainment Ltd. - ADR*Ɨ	40,108	642,931
Swire Properties Ltd.	61,800	138,664
		1,098,683
Hungary—0.7%
OTP Bank PLC	11,252	378,234
India—6.2%
Bandhan Bank Ltd.	65,393	190,669
Bharat Electronics Ltd.	108,798	99,862
Bharti Airtel Ltd.	145,029	1,059,056
Gujarat State Petronet Ltd.	59,034	154,428
HDFC Bank Ltd. - ADRƗ	8,254	345,265
HDFC Bank Ltd.	52,803	668,600
Indraprastha Gas Ltd.*	40,204	250,466
Mahanagar Gas Ltd.	13,289	171,172
Reliance Industries Ltd.	10,458	203,172
Tech Mahindra Ltd.	44,323	311,708
		3,454,398
Indonesia—2.3%
Bank Central Asia Tbk PT	137,300	244,310
Bank Negara Indonesia Persero Tbk PT	491,100	129,264
Bank Rakyat Indonesia Persero Tbk PT	1,052,200	213,054
Gudang Garam Tbk PT	65,600	219,188
Indah Kiat Pulp & Paper Corp. Tbk PT	85,600	30,876
Indofood CBP Sukses Makmur Tbk PT	852,500	476,727
		1,313,419
Ireland—0.1%
Kenmare Resources PLC	15,707	43,331
Macao—3.3%
Sands China Ltd.	247,200	971,025
Wynn Macau Ltd.	512,800	878,316
		1,849,341
Malaysia—0.9%
Genting Malaysia Bhd	334,400	178,702
Telekom Malaysia Bhd	335,500	325,601
		504,303
Mexico—5.2%
Alpek SAB de CV*	435,500	305,397
Coca-Cola Femsa SAB de CV - SP ADRƗ	2,555	111,858
Concentradora Fibra Danhos SA de CV	211,200	201,442
Fibra Uno Administracion SA de CV*	217,600	166,920
Fomento Economico Mexicano SAB de CV - SP ADRƗ	21,629	1,464,500
Grupo Financiero Banorte SAB de CV	37,900	115,455
Industrias Bachoco SAB de CV, Class B	76,700	234,757
Macquarie Mexico Real Estate Management SA de CV	280,800	320,379
		2,920,708
Peru—0.4%
Credicorp Ltd.Ɨ	1,611	222,028
Philippines—0.5%
Altus San Nicolas Corp.*‡	9,313	0
Bloomberry Resorts Corp.	2,100,900	258,062
		258,062
Poland—0.8%
PLAY Communications SA	63,493	450,441
Russia—1.4%
Gazprom Neft PJSC	34,030	162,354
Sberbank of Russia PJSC - SP ADR	37,082	424,218
Tatneft PJSC	26,049	198,349
		784,921
Singapore—1.6%
DBS Group Holdings Ltd.	40,700	563,064
United Overseas Bank Ltd.	25,000	346,262
		909,326
South Africa—3.3%
Astral Foods Ltd.	14,720	129,510
Distell Group Holdings Ltd.	24,496	113,046
Gold Fields Ltd.	97,844	755,175
Naspers Ltd., Class N	1,426	232,143
Oceana Group Ltd.	68,126	225,120
PSG Group Ltd.	25,228	232,372
SPAR Group Ltd., (The)	14,783	147,794
		1,835,160
South Korea—7.7%
Celltrion Healthcare Co., Ltd.*	7,634	562,402
Celltrion, Inc.*	2,403	416,075
Fila Holdings Corp.	12,660	395,141
Grand Korea Leisure Co., Ltd.	10,185	123,188
GS Retail Co., Ltd.	10,199	351,474
Innocean Worldwide, Inc.	1,778	74,382
KB Financial Group, Inc.	7,193	196,305
Kia Motors Corp.	3,983	110,753
KT Corp. - SP ADRƗ	30,821	300,197
Mirae Asset Daewoo Co., Ltd.	26,651	133,600
Paradise Co., Ltd.	9,797	115,535
Samsung Biologics Co., Ltd.*	980	494,120
Samsung Heavy Industries Co., Ltd.*	77,270	301,906
Samsung Securities Co., Ltd.	5,443	123,565
SK Hynix, Inc.	6,543	433,883
Spigen Korea Co., Ltd.	2,847	151,462
		4,283,988
Taiwan—9.3%
Accton Technology Corp.	71,000	572,302
Chenbro Micom Co., Ltd.	88,000	284,134
Chicony Electronics Co., Ltd.	103,000	295,520
Chicony Power Technology Co., Ltd.	104,000	232,250
ChipMOS Technologies, Inc.	296,000	305,597
Global Mixed Mode Technology, Inc.	43,000	216,959
Hon Hai Precision Industry Co., Ltd.	114,000	288,408
ITEQ Corp.	41,000	185,030
Lotes Co., Ltd.	30,000	404,157
Radiant Opto-Electronics Corp.	87,000	299,520
Simplo Technology Co., Ltd.	53,000	567,824
Taiwan Paiho Ltd.	138,000	315,325
Taiwan PCB Techvest Co., Ltd.	103,000	128,128
Taiwan Semiconductor Manufacturing Co., Ltd. - SP ADRƗ	2,862	144,044
Taiwan Union Technology Corp.	90,000	416,544
Wiwynn Corp.	20,000	535,931
		5,191,673
Turkey—0.9%
Enerjisa Enerji AS	131,202	156,051
Mavi Giyim Sanayi Ve Ticaret AS, Class B*	27,576	182,737
Ulker Biskuvi Sanayi AS	46,543	160,893
		499,681
United States—1.7%
Las Vegas Sands Corp.*Ɨ	5,120	245,453
Micron Technology, Inc.*Ɨ	9,307	445,898
National Energy Services Reunited Corp.*Ɨ	38,516	218,771
Southern Copper Corp.Ɨ	1,294	46,972
		957,094
TOTAL COMMON STOCKS
(Cost $40,493,429)		42,605,190
PREFERRED STOCKS—3.6%
Brazil—0.6%
Itau Unibanco Holding SA, 8.628%	73,900	318,516
South Korea—3.0%
Samsung Electronics Co., Ltd., 3.269%	49,019	1,706,660
TOTAL PREFERRED STOCKS
(Cost $1,636,853)		2,025,176
SHORT-TERM INVESTMENTS—14.2%
U.S. Bank Money Market Deposit Account, 0.13%(a)	7,908,051	7,908,051
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,908,051)		7,908,051
TOTAL INVESTMENTS—94.2%
(Cost $50,038,333)		52,538,417
SECURITIES SOLD SHORT—(12.6%)
COMMON STOCKS—(1.0%)
Mexico—(0.6%)
Grupo Financiero Inbursa SAB de CV	(496,200)	(339,236)
United Kingdom—(0.4%)
Antofagasta PLC	(22,084)	(241,131)
TOTAL COMMON STOCKS
(Proceeds $(671,019))		(580,367)
EXCHANGE TRADED FUNDS—(11.6%)
Ireland—(4.0%)
iShares MSCI EM UCITS ETF USD Dist	(62,533)	(2,238,200)
United States—(7.6%)
iShares MSCI Emerging Markets ETF	(86,159)	(3,250,779)
iShares MSCI India ETF	(16,766)	(460,898)
iShares MSCI South Africa ETF	(6,402)	(214,915)
VanEck Vectors Russia ETF	(14,450)	(297,959)
		(4,224,551)
TOTAL EXCHANGE TRADED FUNDS
(Proceeds $(6,046,289))		(6,462,751)
TOTAL SECURITIES SOLD SHORT—(12.6%)
(Proceeds $(6,717,308))		(7,043,118)
OTHER ASSETS IN EXCESS OF LIABILITIES—18.4%		10,261,778
NET ASSETS—100.0%		$55,757,077

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
Ɨ	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	The rate shown is as of May 31, 2020.
‡
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.'s Board of Directors. As of May 31, 2020, these securities amounted to $0 or 0.0% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes.

Contracts For Difference held by the Fund at May 31, 2020, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Long
Austria
Erste Group Bank AG	Goldman Sachs	9/15/2020	-0.45%	Monthly	8,461	$187,148	$16,497

Canada
Yamana Gold Inc.	Goldman Sachs	9/15/2020	0.17	Monthly	60,864	326,231	(6,750)

China
Agricultural Bank of China	Goldman Sachs	9/15/2020	0.63	Monthly	686,000	278,401	(691)
Alibaba Group Holding Ltd.	Goldman Sachs	9/15/2020	0.96	Monthly	24,200	625,737	20,529
China Construction Bank Corp., Class H	Goldman Sachs	9/15/2020	0.63	Monthly	72,000	56,786	(1,107)
China Merchants Bank	Goldman Sachs	9/15/2020	0.63	Monthly	35,500	167,278	(865)
China Oilfield Services	Goldman Sachs	9/15/2020	0.63	Monthly	258,000	225,882	(11,525)
China Shenhua Energy Co., Ltd., Class H	Goldman Sachs	12/31/2021	0.63	Monthly	69,000	126,387	1,712
Industrial & Commercial Bank of China Ltd., Class H	Goldman Sachs	9/15/2020	0.63	Monthly	501,000	324,507	(4,617)
Jiangxi Copper Co., Ltd.	Goldman Sachs	9/15/2020	0.63	Monthly	21,000	19,311	(826)
Netdragon Websoft Holdings	Goldman Sachs	9/15/2020	0.63	Monthly	68,500	171,476	(16,831)
PICC Property & Casualty Co. Ltd.	Goldman Sachs	9/15/2020	0.63	Monthly	366,000	320,223	(19,871)
SINOPEC Engineering	Goldman Sachs	9/15/2020	0.63	Monthly	363,000	152,639	3,221
Tencent Holdings Ltd.	Goldman Sachs	12/31/2021	0.63	Monthly	35,600	1,927,949	(42,207)
						4,396,576	(73,078)
France
Total SA	Goldman Sachs	9/15/2020	-0.45	Monthly	2,649	100,452	5,072

Greece
Hellenic Telecommunication Organization	Goldman Sachs	9/15/2020	-0.45	Monthly	17,774	248,853	10,814

Hong Kong
Champion Real Estate Investment Trust	Goldman Sachs	9/15/2020	0.63	Monthly	283,000	128,741	(25,762)
Fortune Real Estate Investment Trust	Goldman Sachs	9/15/2020	0.63	Monthly	261,000	234,197	(17,432)
Hang Lung Properties	Goldman Sachs	9/15/2020	0.63	Monthly	130,000	275,139	5,763
						638,077	(37,431)
Israel
Gazit Globe Ltd.	Goldman Sachs	9/15/2020	0.09	Monthly	38,219	262,496	11,451

Macao
MGM China Holdings	Goldman Sachs	9/15/2020	0.27	Monthly	318,800	380,822	(2,584)

Portugal
Jeronimo Martins	Goldman Sachs	9/15/2020	-0.45	Monthly	12,600	214,851	15,512

Russia
Detsky Mir PJSC	Goldman Sachs	9/15/2020	0.17	Monthly	211,010	298,261	44,556
Novolipetsk Steel PJSC	Goldman Sachs	9/15/2020	0.17	Monthly	239,540	470,400	56,244
Sberbank of Russia PJSC -SP ADR	Goldman Sachs	12/31/2021	0.17	Monthly	21,035	240,640	21,808
						1,009,301	122,608
South Africa
Naspers Ltd., Class N	Goldman Sachs	9/15/2020	0.17	Monthly	9,753	320,581	(10,590)

South Korea
Hana Financial Group, Inc.	Goldman Sachs	12/31/2021	0.17	Monthly	24,536	592,832	70,276
Kumho Petrochemical Co., Ltd.	Goldman Sachs	9/15/2020	0.17	Monthly	3,253	187,172	(5,275)
Posco	Goldman Sachs	9/15/2020	0.00	Monthly	1,814	266,879	3,466
Samsung Electronics Co., Ltd.	Goldman Sachs	12/31/2021	0.17	Monthly	43,637	1,797,237	6,152
SK Hynix Inc.	Goldman Sachs	9/15/2020	0.17	Monthly	20,673	1,370,880	(24,211)
						4,215,000	50,408
Switzerland
Glencore PLC	Goldman Sachs	12/31/2020	0.12	Monthly	86,040	162,491	85

Taiwan
Powertech Technology, Inc.	Goldman Sachs	9/15/2020	0.10	Monthly	168,000	544,093	(14,865)
Taiwan Semiconductor	Goldman Sachs	9/15/2020	0.17	Monthly	12,223	615,184	(5,983)
Taiwan Semiconductor Manufacturing Co., Ltd.	Goldman Sachs	12/31/2021	0.17	Monthly	96,251	935,682	(2,243)
Tripod Technology Corp.	Goldman Sachs	9/15/2020	0.17	Monthly	96,000	360,999	6,387
						2,455,958	(16,704)
Total Long						14,918,837	85,310

Short
Australia
Fortescue Metals Group Ltd.	Goldman Sachs	9/15/2020	0.14	Monthly	(55,697)	$(515,611)	$(10,629)

Brazil
Aliansce Sonae Shopping Center	Goldman Sachs	9/15/2020	0.05	Monthly	(36,700)	(175,581)	(31,829)
Banco Bradesco SA	Goldman Sachs	9/15/2020	0.05	Monthly	(31,680)	(111,847)	(15,551)
Banco Santander	Goldman Sachs	9/15/2020	0.05	Monthly	(55,400)	(261,412)	(35,682)
Hapvida Participacoes, Class E	Goldman Sachs	9/15/2020	0.05	Monthly	(9,700)	(100,466)	(15,402)
Movida Participacoes SA	Morgan Stanley	9/15/2020	0.05	Monthly	(89,200)	(188,888)	(29,268)
Multiplan Empreedimentos	Goldman Sachs	9/15/2020	0.05	Monthly	(48,400)	(186,750)	(21,109)
Notre Dame Intermed Par SA	Goldman Sachs	9/15/2020	0.05	Monthly	(9,500)	(111,248)	(19,756)
Vale SA	Goldman Sachs	9/15/2020	0.05	Monthly	(19,400)	(189,154)	(12,039)
						(1,325,346)	(180,636)
Cambodia
Nagacorp Ltd.	Goldman Sachs	9/15/2020	0.27	Monthly	(174,000)	(208,265)	(4,554)

China
AAC Technologies Holdings	Goldman Sachs	9/15/2020	0.27	Monthly	(63,500)	(329,204)	7,064
Air China Ltd.	Goldman Sachs	9/15/2020	0.27	Monthly	(236,000)	(142,933)	9,039
China Southern Airlines Co.	Goldman Sachs	9/15/2020	0.27	Monthly	(766,000)	(319,051)	26,802
GSX Techedu Inc., - ADR	Goldman Sachs	9/15/2020	0.05	Monthly	(12,152)	(381,087)	4,017
Meituan Dianping	Goldman Sachs	9/15/2020	0.27	Monthly	(11,600)	(220,934)	(32,682)
Tsingtao Brewery Co., Ltd., Class H	Goldman Sachs	12/31/2021	0.27	Monthly	(56,000)	(389,733)	(21,300)
						(1,782,942)	(7,060)
France
Edenred	Goldman Sachs	9/15/2020	-0.46	Monthly	(7,565)	(316,553)	(32,140)

Hong Kong
Cathay Pacific Airways	Goldman Sachs	9/15/2020	0.27	Monthly	(154,000)	(156,491)	13,806
China Resources Beer Holdings Co., Ltd.	Goldman Sachs	12/31/2021	0.27	Monthly	(86,000)	(458,605)	(4,837)
Fullshare Holdings	Goldman Sachs	9/15/2020	0.27	Monthly	(2,720,000)	(43,291)	(3,451)
Galaxy Entertainment Group Ltd.	Goldman Sachs	9/15/2020	0.27	Monthly	(26,000)	(177,724)	209
Hang Seng Bank Ltd.	Goldman Sachs	9/15/2020	0.27	Monthly	(21,000)	(322,528)	38,045
Hong Kong & China Gas Co., Ltd.	Goldman Sachs	12/31/2021	0.27	Monthly	(221,652)	(373,954)	22,923
MTR Corp.	Goldman Sachs	9/15/2020	0.27	Monthly	(72,000)	(347,436)	34,492
SJM Holdings Ltd.	Goldman Sachs	12/31/2021	0.27	Monthly	(418,000)	(467,049)	(11,938)
Value Partners Group Ltd.	Goldman Sachs	12/31/2021	0.27	Monthly	(727,000)	(272,894)	(11,312)
						(2,619,972)	77,937
Indonesia
PT Bank Mandiri TBK	Macquarie	9/15/2020	0.06	Monthly	(879,300)	(270,212)	(40,558)

Malaysia
Genting Malaysia Bhd	Macquarie	9/15/2020	0.06	Monthly	(334,400)	(178,702)	4,284
PPB Group Berhad	Morgan Stanley	9/15/2020	0.05	Monthly	(93,300)	(372,990)	(17,233)
Telekom Malaysia Berhad	Morgan Stanley	9/15/2020	0.05	Monthly	(335,500)	(325,601)	10,571
						(877,293)	(2,378)
Mexico
Bacle SAB de CV	Morgan Stanley	9/15/2020	0.05	Monthly	(305,000)	(523,910)	(24,320)
Grupo Televisa SAB - SP ADR	Goldman Sachs	9/15/2020	0.05	Monthly	(44,208)	(260,827)	(26,097)
Regional SAB de CV	Morgan Stanley	9/15/2020	0.05	Monthly	(77,300)	(215,469)	(21,558)
						(1,000,206)	(71,975)
Saudi Arabia
Alinma Bank	Goldman Sachs	9/15/2020	0.05	Monthly	(43,846)	(173,713)	(1,304)
Arab National Bank	Goldman Sachs	9/15/2020	0.00	Monthly	(56,305)	(298,947)	(14,143)
Banque Saudi Fransi	Goldman Sachs	9/15/2020	0.00	Monthly	(50,200)	(406,649)	(28,430)
Rabigh Refining and Petroche	Goldman Sachs	9/15/2020	0.05	Monthly	(73,843)	(265,410)	3,717
Saudi Arabian Oil Co.	Goldman Sachs	9/15/2020	0.05	Monthly	(43,302)	(386,978)	(2,843)
Saudi Kayan Petrochemical Co.	Goldman Sachs	9/15/2020	0.05	Monthly	(222,559)	(501,069)	2,221
						(2,032,766)	(40,782)
Singapore
Genting Singapore Ltd.	Goldman Sachs	12/31/2021	0.23	Monthly	(522,000)	(290,868)	(7,295)
Golden Agri-Resources	Goldman Sachs	9/15/2020	0.05	Monthly	(2,731,400)	(296,203)	(18,727)
Sats Ltd. NPV	Goldman Sachs	9/15/2020	0.05	Monthly	(135,600)	(256,022)	14,999
SembCorp. Marine Ltd.	Goldman Sachs	12/31/2021	0.23	Monthly	(241,200)	(116,587)	5,480
Singapore Press Holdings Ltd.	Goldman Sachs	9/15/2020	0.05	Monthly	(289,100)	(262,669)	32,676
						(1,222,349)	27,133
South Africa
Tiger Brands Ltd.	Goldman Sachs	9/15/2020	3.60	Monthly	(22,140)	(198,029)	16,220

South Korea
Amorepacific Corp.	Goldman Sachs	9/15/2020	0.05	Monthly	(2,790)	(368,534)	34,276
Celltrion Health	Macquarie	9/15/2020	0.06	Monthly	(7,634)	(562,402)	4,077
Celltrion Inc.	Goldman Sachs	9/15/2020	0.05	Monthly	(2,656)	(459,882)	1,502
Dentium Co., Ltd.	Goldman Sachs	9/15/2020	0.05	Monthly	(10,899)	(360,653)	14,804
Grand Korea Leisure Co., Ltd.	Goldman Sachs	9/15/2020	0.05	Monthly	(27,325)	(330,498)	13,861
Korea Electric Power Corp.	Morgan Stanley	9/15/2020	0.05	Monthly	(15,318)	(268,602)	3,756
Lotte Shopping Co., Ltd.	Goldman Sachs	9/15/2020	0.05	Monthly	(4,983)	(359,615)	2,943
Mirae Asset Daewoo Co., Ltd.	Goldman Sachs	9/15/2020	0.05	Monthly	(72,627)	(364,076)	(29,365)
Oil Corp.	Goldman Sachs	9/15/2020	0.05	Monthly	(7,331)	(420,777)	12,159
Paradise Co., Ltd.	Morgan Stanley	12/31/2021	0.05	Monthly	(28,309)	(333,844)	26,373
Samsung BioLogics Co., Ltd.	Goldman Sachs	9/15/2020	0.05	Monthly	(1,010)	(509,246)	(14,942)
Samsung Heavy Industries Co., Ltd.	Goldman Sachs	9/15/2020	0.05	Monthly	(77,270)	(301,906)	(34,037)
Samsung Securities Co., Ltd.	Morgan Stanley	9/15/2020	0.05	Monthly	(13,702)	(311,058)	5,791
Sillajen Inc.	Goldman Sachs	9/15/2020	0.05	Monthly	(10,490)	(102,490)	466
						(5,053,583)	41,664
Taiwan
Cheng Shin Rubber	Goldman Sachs	9/15/2020	0.05	Monthly	(412,000)	(451,331)	7,052
China Airlines	Goldman Sachs	9/15/2020	0.05	Monthly	(1,470,000)	(402,112)	7,305
Eclat Textile Co., Ltd.	Goldman Sachs	9/15/2020	0.05	Monthly	(34,000)	(350,314)	(34,166)
Formosa Petrochemical Corp.	Goldman Sachs	9/15/2020	0.05	Monthly	(127,000)	(372,174)	18,683
						(1,575,931)	(1,126)
Thailand
Airports of Thailand PCL	Morgan Stanley	9/15/2020	0.05	Monthly	(102,100)	(199,554)	(7,363)
Bumrungrad Hospital	Morgan Stanley	9/15/2020	0.05	Monthly	(65,800)	(248,444)	(22,962)
PTT Exploration & Production PCL NVDR	Goldman Sachs	9/15/2020	0.05	Monthly	(51,200)	(135,852)	5,438
True Corp. PCL NVDR	Morgan Stanley	9/15/2020	0.05	Monthly	(4,339,000)	(503,770)	(52,667)
						(1,087,620)	(77,554)
Turkey
Aselsan Elektronik Sanayi	Morgan Stanley	9/15/2020	0.05	Monthly	(21,883)	(96,909)	(3,072)

United Kingdom
HSBC Holdings PLC	Goldman Sachs	9/15/2020	0.27	Monthly	(81,200)	(375,195)	14,058
Total Short						(20,558,782)	(295,452)
Net unrealized gain/(loss) on Contracts For Difference							$(210,142)

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Emerging Markets Long/Short Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2020, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Brazil	$2,493,476	$2,493,476	$-	$-
Canada	988,052	988,052	-	-
Chile	104,420	104,420	-	-
China	11,509,076	5,405,115	6,103,961	-
Colombia	100,807	100,807	-	-
France	270,717	-	270,717	-
Greece	183,851	-	183,851	-
Hong Kong	1,098,683	783,430	315,253	-
Hungary	378,234	-	378,234	-
India	3,454,398	345,265	3,109,133	-
Indonesia	1,313,419	-	1,313,419	-
Ireland	43,331	-	43,331	-
Macao	1,849,341	-	1,849,341	-
Malaysia	504,303	-	504,303	-
Mexico	2,920,708	2,920,708	-	-
Peru	222,028	222,028	-	-
Philippines	258,062	-	258,062	-	*
Poland	450,441	-	450,441	-
Russia	784,921	424,218	360,703	-
Singapore	909,326	-	909,326	-
South Africa	1,835,160	338,166	1,496,994	-
South Korea	4,283,988	300,197	3,983,791	-
Taiwan	5,191,673	144,044	5,047,629	-
Turkey	499,681	316,944	182,737	-
United States	957,094	957,094	-	-
Preferred Stock
Brazil	318,516	318,516	-	-
South Korea	1,706,660	-	1,706,660	-
Short-Term Investments	7,908,051	7,908,051	-	-
Contracts For Difference
Equity Contracts	718,654	50,071	668,583	-
Total Assets	$53,257,071	$24,120,602	$29,136,469	$-

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Securities Sold Short
Mexico	$(339,236)	$(339,236)	$-	$-
United Kingdom	(241,131)	-	(241,131)	-
Exchange Traded Funds
Ireland	(2,238,200)	-	(2,238,200)	-
United States	(4,224,551)	(4,224,551)	-	-
Contracts For Difference
Equity Contracts	(928,796)	(259,361)	(669,435)	-
Total Liabilities	$(7,971,914)	$(4,823,148)	$(3,148,766)	$-

* Value equals zero as of the end of the reporting period.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets.  The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal year, the Fund had no significant level 3 investments or transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.